Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, Tango is providing the following information about the relationship between the executive compensation actually paid to our named executive officers and certain aspects of our financial performance. The following table sets forth the compensation for our Chief Executive Officer and the average compensation for our other named executive officers (Non-CEO NEOs), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid”, or CAP, to such individuals, as defined under SEC rules, for each of 2024, 2023, and 2022. The table also provides information on our cumulative total shareholder return, or TSR, the cumulative TSR of the Nasdaq Biotechnology Index and our Net Loss over such years in accordance with SEC rules. As a clinical stage biotech company, we do not use any financial performance measures in our compensation program or for comparison to any corporate goals. For further information concerning our pay for performance philosophy and how we align executive compensation with our performance, please refer to “Compensation Discussion and Analysis.”

Pay Versus Performance Table

					Year-end Value of $100 Invested on 12/31/2021 in:
Year	Summary Compensation Table Total for Dr. Weber ($)(1)	Compensation Actually Paid to Dr. Weber ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	TNGX ($)	Nasdaq Biotechnology Index ($)	Net Loss ($ millions)
2024	6,541,200	(3,076,115)	3,012,686	(370,843)	28.2	93.5	(130.3)
2023	3,391,059	8,141,931	2,134,765	3,049,295	90.5	94.0	(101.7)
2022	4,681,787	(2,846,266)	1,667,890	(72,512)	66.3	89.9	(108.2)

(1) Barbara Weber, M.D., has served as the Company's PEO since March 2017.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022
	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,541,200	3,012,686	3,391,059	2,134,765	4,681,787	1,667,890

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,415,711)	$(2,254,684)	$(2,351,247)	$(1,333,526)	$(3,740,625)	$(1,047,375)
Year-end fair value of unvested awards granted in the current year	$986,795	$410,826	$5,056,057	$2,353,493	$2,465,703	$690,397
Year-over-year difference of year-end fair values for	$(4,053,246)	$(1,406,563)	$2,709,513	$263,334	$(3,614,250)	$(740,130)
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$7,153	$-	$-
Difference in fair values between prior year-end fair values and vest	$(1,135,153)	$(133,108)	$(663,451)	$(116,446)	$(2,638,881)	$(643,294)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$(259,478)	$-	$-
Total Adjustments for Equity Awards	$(9,617,316)	$(3,383,529)	$4,750,872	$914,530	$(7,528,053)	$(1,740,402)

Compensation Actually Paid (as calculated)	$(3,076,115)	$(370,843)	$8,141,931	$3,049,295	$(2,846,266)	$(72,512)

(3) The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

- Expected life of each stock option is based on the "simplified method" using an average of the remaining vest and remaining term, as of the vest/FYE date.

- Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

- Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

- Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

- Represents annual dividend yield on each vest/FYE date.

(4) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: Daniella Beckman, Adam Crystal, M.D., Ph.D., & Douglas Barry

2023: Daniella Beckman, Adam Crystal, M.D., Ph.D., & Alan Huang, Ph.D.

2022: Daniella Beckman & Alan Huang, Ph.D.

Relationship between Compensation Actually Paid and Company Performance Measures

The following charts show the relationships over the past three years of the CAP for our CEO and Non-CEO NEOs as compared to our cumulative TSR, the cumulative NASDAQ Biotechnology Index TSR, and our net loss.

CAP vs TSR

CAP vs Net Loss

Named Executive Officers, Footnote	Barbara Weber, M.D., has served as the Company's PEO since March 2017.
PEO Total Compensation Amount	$ 6,541,200	$ 3,391,059	$ 4,681,787
PEO Actually Paid Compensation Amount	$ (3,076,115)	8,141,931	(2,846,266)
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022
	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,541,200	3,012,686	3,391,059	2,134,765	4,681,787	1,667,890

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,415,711)	$(2,254,684)	$(2,351,247)	$(1,333,526)	$(3,740,625)	$(1,047,375)
Year-end fair value of unvested awards granted in the current year	$986,795	$410,826	$5,056,057	$2,353,493	$2,465,703	$690,397
Year-over-year difference of year-end fair values for	$(4,053,246)	$(1,406,563)	$2,709,513	$263,334	$(3,614,250)	$(740,130)
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$7,153	$-	$-
Difference in fair values between prior year-end fair values and vest	$(1,135,153)	$(133,108)	$(663,451)	$(116,446)	$(2,638,881)	$(643,294)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$(259,478)	$-	$-
Total Adjustments for Equity Awards	$(9,617,316)	$(3,383,529)	$4,750,872	$914,530	$(7,528,053)	$(1,740,402)

Compensation Actually Paid (as calculated)	$(3,076,115)	$(370,843)	$8,141,931	$3,049,295	$(2,846,266)	$(72,512)

Non-PEO NEO Average Total Compensation Amount	$ 3,012,686	2,134,765	1,667,890
Non-PEO NEO Average Compensation Actually Paid Amount	$ (370,843)	3,049,295	(72,512)
Adjustment to Non-PEO NEO Compensation Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022
	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs	Dr. Weber	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,541,200	3,012,686	3,391,059	2,134,765	4,681,787	1,667,890

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(5,415,711)	$(2,254,684)	$(2,351,247)	$(1,333,526)	$(3,740,625)	$(1,047,375)
Year-end fair value of unvested awards granted in the current year	$986,795	$410,826	$5,056,057	$2,353,493	$2,465,703	$690,397
Year-over-year difference of year-end fair values for	$(4,053,246)	$(1,406,563)	$2,709,513	$263,334	$(3,614,250)	$(740,130)
unvested awards granted in prior years
Fair values at vest date for awards granted and vested in current year	$-	$-	$-	$7,153	$-	$-
Difference in fair values between prior year-end fair values and vest	$(1,135,153)	$(133,108)	$(663,451)	$(116,446)	$(2,638,881)	$(643,294)
date fair values for awards granted in prior years
Forfeitures during current year equal to prior year-end fair value	$-	$-	$-	$(259,478)	$-	$-
Total Adjustments for Equity Awards	$(9,617,316)	$(3,383,529)	$4,750,872	$914,530	$(7,528,053)	$(1,740,402)

Compensation Actually Paid (as calculated)	$(3,076,115)	$(370,843)	$8,141,931	$3,049,295	$(2,846,266)	$(72,512)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Net Income (Loss)	$ (130,300,000)	(101,700,000)	(108,200,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,617,316)	4,750,872	(7,528,053)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,415,711)	(2,351,247)	(3,740,625)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	986,795	5,056,057	2,465,703
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,053,246)	2,709,513	(3,614,250)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,135,153)	(663,451)	(2,638,881)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,383,529)	914,530	(1,740,402)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,254,684)	(1,333,526)	(1,047,375)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,826	2,353,493	690,397
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,406,563)	263,334	(740,130)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,153
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (133,108)	(116,446)	$ (643,294)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (259,478)